Intangible Assets, Net and Goodwill - Additional Information (Detail) R$ in Thousands, $ in Thousands, € in Millions			1 Months Ended					12 Months Ended
	Jul. 14, 2017 MXN ($)	Feb. 24, 2017 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 COP ($)	Jan. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Acquisitions 2019 [Member]
Disclosure of intangible assets and goodwill [line items]
Amortization of intangible assets								$ 20,209,434		$ 25,798,610	$ 24,348,182
IFETEL [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license								$ 459,668
Estimated useful life of intangible assets								20 years	20 years
Submarine Cable [Member]
Disclosure of intangible assets and goodwill [line items]
Estimated useful life of intangible assets								10 years	10 years
Renewal of license [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license								$ 3,457,251
700 MHz frequency band [member] | Renewal of license [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license											3,592,034
400 MHZ [Member] | Renewal of license [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license					$ 1,649,525
Radiomovil dipsa [member] | Eight point four Mega Hertz frequency band [member] | Renewal of license [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license		$ 917,431
Radiomovil dipsa [member] | Two point five Giga Hertz frequency band [member] | Renewal of license [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license	$ 5,305,498
Dominican Republic [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license						$ 709,829	R$ 1,831,427
Estimated useful life of intangible assets						11 years	11 years
Paraguay Puerto Rico Europe Argentina and other countries [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license										$ 3,517,415
Comcel [Member] | Renewal of license [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license			$ 2,753,768	$ 468,511,573,375
Estimated useful life of intangible assets			20 years	20 years
Puerto Rico Argentina Guatemala Panam And Others Countries [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license								1,862,934
Chile Europe uruguay and other countries [member] | Other licenses [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license											$ 2,532,088
Austria [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license								$ 3,023,732
Austria [member] | 3.5 GHz [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license | €									€ 64.3
Belarus [member] | 2.1 GHz [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license | €									9.5
Croatia [member] | 2.1 GHz [Member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license | €									€ 7.2